Schedule of exposure to foreign currency risk (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Financial Risk Management
Financial assets at fair value through profit or loss	$ 353,747	$ 450,603	$ 346,120	$ 440,888	$ 439,817
Loans to third parties	1,479,778	1,884,941
Cash and cash equivalents	329,008	419,091		3,397
Financial assets	2,162,533	2,754,635		444,285
Borrowings	253,007	322,280		347,400
Financial liabilities	253,007	322,280		347,400
Net exposure	$ 1,909,526	$ 2,432,355		$ 96,885